Bank borrowings - Other Loans - (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	[1]
Bank Borrowings
Outstanding balance		$ 98,967	$ 107,607
Repayment of debt		671,467	235,296	$ 329,501
Other Loans
Bank Borrowings
Outstanding balance		5,877	$ 5,526
Other Loans | Argentina
Bank Borrowings
Outstanding balance		$ 975
Number of short term loans | loan		3
Other Loans | France
Bank Borrowings
Principal amount	$ 5,277
Outstanding balance		$ 3,670
Interest rate (as a percent)	0.00%
Other Loans | Minimum | France
Bank Borrowings
Credit facility term	1 year
Other Loans | Maximum | France
Bank Borrowings
Credit facility term	5 years

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.